RESTRUCTURING OF OPERATIONS AND OTHER ITEMS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS
Restructuring charges	$ 3.5	$ 12.3	$ 13.1
Impairment charge on assets	2.9	0.8	8.4
Charges or (gain) related to other items	$ 6.3	$ (1.5)	$ 7.9